Consolidated Balance Sheets (Parentheticals) - $ / shares	Dec. 31, 2020	Dec. 31, 2019
Statement of Financial Position [Abstract]
Common stock, par value (in Dollars per share)	$ 0.3	$ 0.3
Common stock, shares authorized	1,000	1,000
Common stock, shares issued	100	100
Common stock, shares outstanding	100	100